Inventories (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Inventories

	December 31, 2021	December 31, 2020
Raw materials	19,750	13,178
Work in progress	12,537	9,655
Finished goods and goods for resale	30,162	19,305

Total inventories at the lower of cost and net realisable value	62,449	42,138